Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 45,697	¥ 43,698	¥ 43,649
Interest costs on projected benefit obligations	5,590	6,933	7,471
Expected return on plan assets	(40,551)	(38,518)	(34,916)
Amortization of prior service cost (benefits)	121	152	214
Amortization of net actuarial loss (gain)	(5,873)	(7,886)	411
Special termination benefits	9,793	2,929	3,960
Net periodic benefit cost	¥ 14,777	¥ 7,308	¥ 20,789